Tax-Managed Small-Cap Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 4.3%
________________________________________________________________________________________________________
Hexcel Corp.	64,371	$4,777,616
Mercury Systems, Inc.(1)	38,078	2,922,486
________________________________________________________________________________________________________
		$7,700,102
________________________________________________________________________________________________________
Auto Components — 1.6%
________________________________________________________________________________________________________
Dorman Products, Inc.(1)	26,752	$1,867,290
Visteon Corp.(1)	12,624	1,007,521
________________________________________________________________________________________________________
		$2,874,811
________________________________________________________________________________________________________
Banks — 8.4%
________________________________________________________________________________________________________
City Holding Co.	17,909	$1,355,353
Columbia Banking System, Inc.	65,906	2,550,562
Community Bank System, Inc.	45,615	3,022,906
First Citizens BancShares, Inc., Class A	5,407	2,848,516
Independent Bank Corp.	17,077	1,232,960
Sterling Bancorp	93,498	1,869,960
Stock Yards Bancorp, Inc.	57,349	2,221,700
________________________________________________________________________________________________________
		$15,101,957
________________________________________________________________________________________________________
Biotechnology — 2.5%
________________________________________________________________________________________________________
Emergent BioSolutions, Inc.(1)	50,593	$2,787,168
Ligand Pharmaceuticals, Inc.(1)	19,469	1,709,573
________________________________________________________________________________________________________
		$4,496,741
________________________________________________________________________________________________________
Building Products — 2.2%
________________________________________________________________________________________________________
CSW Industrials, Inc.	14,684	$1,114,222
Trex Co., Inc.(1)	29,018	2,850,728
________________________________________________________________________________________________________
		$3,964,950
________________________________________________________________________________________________________
Capital Markets — 0.6%
________________________________________________________________________________________________________
Cohen & Steers, Inc.	13,643	$1,009,309
________________________________________________________________________________________________________
		$1,009,309
________________________________________________________________________________________________________
Chemicals — 5.4%
________________________________________________________________________________________________________
Balchem Corp.	29,113	$3,144,786
NewMarket Corp.	6,690	2,941,058
Valvoline, Inc.	169,975	3,583,073
________________________________________________________________________________________________________
		$9,668,917
________________________________________________________________________________________________________
Commercial Services & Supplies — 2.7%
________________________________________________________________________________________________________
Brink's Co. (The)	32,274	$2,717,148
Viad Corp.	33,445	2,173,925
________________________________________________________________________________________________________
		$4,891,073
________________________________________________________________________________________________________
Diversified Consumer Services — 1.5%
________________________________________________________________________________________________________
K12, Inc.(1)	59,425	$959,120
ServiceMaster Global Holdings, Inc.(1)	49,040	1,767,892
________________________________________________________________________________________________________
		$2,727,012
________________________________________________________________________________________________________
Electric Utilities — 1.6%
________________________________________________________________________________________________________
ALLETE, Inc.	35,300	$2,946,844
________________________________________________________________________________________________________
		$2,946,844
________________________________________________________________________________________________________
Energy Equipment & Services — 0.5%
________________________________________________________________________________________________________
Oceaneering International, Inc.(1)	76,719	$952,083
________________________________________________________________________________________________________
		$952,083
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 9.5%
________________________________________________________________________________________________________
CubeSmart	81,655	$2,586,014
EastGroup Properties, Inc.	24,560	3,341,879
Essential Properties Realty Trust, Inc.	128,902	3,558,984
Healthcare Realty Trust, Inc.	109,877	3,962,165
Rexford Industrial Realty, Inc.	71,754	3,457,825
STORE Capital Corp.	4,308	169,089
________________________________________________________________________________________________________
		$17,075,956
________________________________________________________________________________________________________
Food & Staples Retailing — 0.4%
________________________________________________________________________________________________________
Performance Food Group Co.(1)	14,383	$744,896
________________________________________________________________________________________________________
		$744,896
________________________________________________________________________________________________________
Food Products — 2.5%
________________________________________________________________________________________________________
Calavo Growers, Inc.	12,312	$943,222
J&J Snack Foods Corp.	7,785	1,291,064
Lancaster Colony Corp.	5,960	921,714
Nomad Foods, Ltd.(1)	70,153	1,415,688
________________________________________________________________________________________________________
		$4,571,688
________________________________________________________________________________________________________
Gas Utilities — 1.9%
________________________________________________________________________________________________________
ONE Gas, Inc.	35,531	$3,357,680
________________________________________________________________________________________________________
		$3,357,680
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 6.3%
________________________________________________________________________________________________________
Envista Holdings Corp.(1)	64,517	$1,909,058
Haemonetics Corp.(1)	32,028	3,439,487
ICU Medical, Inc.(1)	18,814	3,432,990
Integra LifeSciences Holdings Corp.(1)	46,649	2,567,561
________________________________________________________________________________________________________
		$11,349,096
________________________________________________________________________________________________________
Health Care Providers & Services — 7.5%
________________________________________________________________________________________________________
Addus HomeCare Corp.(1)	26,897	$2,537,463
Amedisys, Inc.(1)	20,363	3,593,866
Chemed Corp.	7,182	3,354,281
LHC Group, Inc.(1)	16,299	2,375,579
R1 RCM, Inc.(1)	135,629	1,695,363
________________________________________________________________________________________________________
		$13,556,552
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 2.6%
________________________________________________________________________________________________________
Choice Hotels International, Inc.	46,132	$4,622,426
________________________________________________________________________________________________________
		$4,622,426
________________________________________________________________________________________________________
Insurance — 5.5%
________________________________________________________________________________________________________
AMERISAFE, Inc.	26,163	$1,790,073
First American Financial Corp.	24,339	1,508,531
Horace Mann Educators Corp.	64,745	2,784,682
RLI Corp.	16,034	1,491,322
Selective Insurance Group, Inc.	35,235	2,334,319
________________________________________________________________________________________________________
		$9,908,927
________________________________________________________________________________________________________
IT Services — 3.1%
________________________________________________________________________________________________________
Euronet Worldwide, Inc.(1)	18,184	$2,866,526
NIC, Inc.	140,945	2,780,845
________________________________________________________________________________________________________
		$5,647,371
________________________________________________________________________________________________________
Machinery — 5.8%
________________________________________________________________________________________________________
Mueller Water Products, Inc., Class A	348,290	$4,057,578
RBC Bearings, Inc.(1)	12,117	1,884,315
Welbilt, Inc.(1)	60,890	918,830
Woodward, Inc.	30,748	3,576,300
________________________________________________________________________________________________________
		$10,437,023
________________________________________________________________________________________________________
Marine — 1.5%
________________________________________________________________________________________________________
Kirby Corp.(1)	36,013	$2,639,393
________________________________________________________________________________________________________
		$2,639,393
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.4%
________________________________________________________________________________________________________
PDC Energy, Inc.(1)	32,244	$696,148
________________________________________________________________________________________________________
		$696,148
________________________________________________________________________________________________________
Pharmaceuticals — 1.3%
________________________________________________________________________________________________________
Catalent, Inc.(1)	38,503	$2,352,533
________________________________________________________________________________________________________
		$2,352,533
________________________________________________________________________________________________________
Professional Services — 1.5%
________________________________________________________________________________________________________
CBIZ, Inc.(1)	99,153	$2,677,131
________________________________________________________________________________________________________
		$2,677,131
________________________________________________________________________________________________________
Road & Rail — 1.4%
________________________________________________________________________________________________________
Landstar System, Inc.	23,324	$2,583,133
________________________________________________________________________________________________________
		$2,583,133
________________________________________________________________________________________________________
Software — 11.4%
________________________________________________________________________________________________________
ACI Worldwide, Inc.(1)	161,276	$5,555,958
Altair Engineering, Inc., Class A(1)	91,082	3,365,480
CDK Global, Inc.	55,261	2,966,410
Envestnet, Inc.(1)	46,614	3,676,446
RealPage, Inc.(1)	85,250	4,974,338
________________________________________________________________________________________________________
		$20,538,632
________________________________________________________________________________________________________
Specialty Retail — 2.2%
________________________________________________________________________________________________________
Hudson, Ltd., Class A(1)	57,267	$628,219
National Vision Holdings, Inc.(1)	94,994	3,241,195
________________________________________________________________________________________________________
		$3,869,414
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 0.4%
________________________________________________________________________________________________________
Columbia Sportswear Co.	8,504	$798,696
________________________________________________________________________________________________________
		$798,696
________________________________________________________________________________________________________
Thrifts & Mortgage Finance — 0.9%
________________________________________________________________________________________________________
Essent Group, Ltd.	31,605	$1,567,924
________________________________________________________________________________________________________
		$1,567,924
________________________________________________________________________________________________________
Trading Companies & Distributors — 1.5%
________________________________________________________________________________________________________
Applied Industrial Technologies, Inc.	41,386	$2,672,294
________________________________________________________________________________________________________
		$2,672,294
________________________________________________________________________________________________________
Water Utilities — 0.9%
________________________________________________________________________________________________________
Middlesex Water Co.	25,733	$1,679,336
________________________________________________________________________________________________________
		$1,679,336
________________________________________________________________________________________________________
Total Common Stocks (identified cost $138,383,610)		$179,680,048
________________________________________________________________________________________________________
Short-Term Investments — 1.0%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(2)	1,813,649	$1,813,831
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $1,813,776)		$1,813,831
________________________________________________________________________________________________________
Total Investments — 100.8% (identified cost $140,197,386)		$181,493,879
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (0.8)%		$(1,523,826)
________________________________________________________________________________________________________
Net Assets — 100.0%		$179,970,053
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Tax-Managed Small-Cap Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

The Portfolio did not have any open derivative instruments at January 31, 2020.

At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $1,813,831 which represents 1.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,264,271	$8,070,261	$(8,520,891)	$249	$(59)	$1,813,831	$7,024	1,813,649

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks	$179,680,048*	$—	$—	$179,680,048
Short-Term Investments	—	1,813,831	—	1,813,831
________________________________________________________________________________________________________
Total Investments	$179,680,048	$1,813,831	$—	$181,493,879
________________________________________________________________________________________________________

*The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.